Putnam
Tax Exempt
Money Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

For most of the 12 months ended September 30, 1999, the money market sustained positive momentum. The economy continued to grow, inflation stayed in check, and interest rates trended upward -- all contributing to a favorable environment for short-term securities. Elsewhere in the U.S. financial universe, the stock market continued on its upward path while the bond market suffered its second-worst year on record. Even within the stock and money markets, there were pockets of volatility, especially surrounding the Federal Reserve Board's two short-term interest rate increases in June and August. Overall, though, the tax-exempt money market remained one of the calmest sectors in the financial marketplace, and funds such as Putnam Tax Exempt Money Market Fund continued to attract new assets. Your fund's recent performance reflects this relatively favorable environment.

Total return for 12 months ended 9/30/99

                       NAV
------------------------------------------------------------------------
                      2.57%
------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 5.


* SLIGHTLY LONGER DURATION CAPTURES INCOME

What a difference a year makes. Just last September the economy appeared so much in danger of stalling that the Fed lowered short-term interest rates three times in just seven weeks. Since then, many of the world's economies have strengthened, while U.S. economic growth has remained fairly steady. In fact, over the summer, the Fed became concerned that the economy was overheating and actually raised interest rates twice, in June and again in August. In response, the pace of growth slowed to 1.6% during the second quarter of 1999. Despite widespread expectations of a third increase, the Fed left rates alone at its early October meeting. Nonetheless, current market interest rates reflect an expectation that the Fed will raise rates again in the months ahead. This expectation has driven up yields, and at its October meeting, the Fed stated a firm bias toward tightening rates should inflation appear stronger.

In this environment of higher interest rates, your fund's manager, Brian S. Torpey, used duration as the key tool for managing the fund. In order to lock in the highest available money market rates, Brian kept portfolio duration slightly longer than the market average throughout the past six months. Besides allowing the fund to capture additional income, this longer duration enables the fund to avoid reinvesting assets in January, a time when yields on tax-exempt money market securities traditionally drop. At the beginning of the year, many tax-exempt bonds reach maturity and demand for money market issues surges as investors seek parking places for the resulting assets until they can find suitable reinvestment opportunities.

* AMID LOW SUPPLY, QUALITY REMAINS KEY

Ongoing economic growth throughout the country continued to raise tax revenues and limit municipalities' borrowing needs during the annual period. Indeed, the level of tax-exempt money market securities issuance over the past year has been relatively flat. Amid this challenging climate, your fund manager has kept superior credit quality and capital preservation uppermost in his mind while pursuing appropriate income opportunities for the fund. As always, the portfolio includes a wide range of top-quality tax-exempt money market securities. In the current portfolio, more than 79.9% of holdings are either insured or backed by letters of credit.

In the coming months, Brian will continue to pursue appropriate income opportunities while keeping a firm grasp on superior credit quality and capital preservation. After the new year, when yields on tax-exempt money market securities should decline gradually, he plans to bring portfolio duration back to a more neutral position. As always, he will remain focused on implementing the conservative strategies that have served shareholders well thus far.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose Tax Exempt Money by investing in the fund.

PERFORMANCE COMPARISONS (9/30/99)

                                                   Current         After-tax
                                                   return*          return
-------------------------------------------------------------------------------
Passbook savings account                            1.25%            0.76%
-------------------------------------------------------------------------------
Taxable money market fund 7-day yield               4.82             2.91
-------------------------------------------------------------------------------
3-month certificate of deposit                      3.85             2.33
-------------------------------------------------------------------------------
Putnam Tax Exempt Money Market Fund (7-day yield)   2.95             2.95
-------------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 39.6% maximum federal income tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax, consistent with capital preservation, stable principal, and liquidity.


TOTAL RETURN FOR PERIODS ENDED 9/30/99 (most recent calendar quarter)

                                              Lipper
                                            Tax Exempt      Consumer
                             Fund shares   Money Market       price
                               at NAV      Fund Average       index
-----------------------------------------------------------------------------
1 year                          2.57%          2.62%          2.75%
-----------------------------------------------------------------------------
5 years                        15.78          16.04          12.38
Annual average                  2.97           3.02           2.36
-----------------------------------------------------------------------------
10 years                       36.96          35.66          34.32
Annual average                  3.20           2.88           2.99
-----------------------------------------------------------------------------
Life of fund (10/26/87)        51.38          49.05          45.62
Annual average                  3.54           3.18           3.20
-----------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------
Current 7-day yield1                  2.95%
-----------------------------------------------------------------------------
Taxable equivalent2                   4.88
-----------------------------------------------------------------------------
Current 30-day yield1                 2.72
-----------------------------------------------------------------------------
Taxable equivalent2                   4.50
-----------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2Assumes 39.6% maximum federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

Past performance is no assurance of future results and more recent returns may be more or less than those shown. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


DISTRIBUTION INFORMATION 12 months ended 9/30/99

-----------------------------------------------------------------------------
Distributions (number)                         12
-----------------------------------------------------------------------------
Income                                     $0.025425
-----------------------------------------------------------------------------
 Total                                     $0.025425
-----------------------------------------------------------------------------


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.


Comparative benchmarks

Lipper Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all tax exempt money market mutual funds tracked by Lipper Analytical
Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30, 1999

To the Trustees and Shareholders of
Putnam Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Tax Exempt
Money Market Fund at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 9, 1999



The fund's portfolio
September 30, 1999

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
FGIC                -- Financial Guaranty Insurance Company
FRB                 -- Floating Rate Bonds
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
LOC                 -- Letter of Credit
MBIA                -- Municipal Bond Investors Assurance Corporation
PSFG                -- Permanent School Fund Guaranteed
VRDN                -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (98.2%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
Arizona (7.6%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,000,000  Maricopa Cnty., School Dist. G.O. Bonds
                       (Phoenix Elementary), FSA, 4 3/4s, 7/1/00                                Aaa         $    1,008,025
          4,000,000  Pima Cnty., Indl. Dev. Auth. VRDN
                       (Tucson Elec. Pwr. Co.-Irvington), Ser. A, 3.85s,
                       10/1/22 (Societe Generale (LOC))                                         VMIG1            4,000,000
          1,100,000  Scottsdale, G.O. Bonds, 6.9s, 7/1/07 (PRE)                                 AAA              1,148,471
                                                                                                            --------------
                                                                                                                 6,156,496

Delaware (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  DE State G.O. Bonds, Ser. C, 5s, 7/1/00                                    Aa1              1,010,633

Florida (11.4%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  FL Hsg. Fin. Agcy. VRDN (Woodlands),
                       3.85s, 12/1/17 (Northern Trust (LOC))                                    A-1+             4,000,000
            555,000  FL State Board of Ed. G.O. Bonds,
                       Ser. A, 7 1/4s, 6/1/23 (PRE)                                             AAA                580,016
          4,100,000  Orange Cnty., Hsg. Fin. Auth. VRDN
                       (Sundown Assoc. II), Ser. B, 3.85s, 6/1/04
                       (Northern Trust (LOC))                                                   A-1+             4,100,000
            500,000  Seminole Cnty., Local Option Gas Tax Rev. Bonds,
                       FGIC, 4 3/4s, 10/1/00                                                    Aaa                504,530
                                                                                                            --------------
                                                                                                                 9,184,546

Georgia (8.3%)
--------------------------------------------------------------------------------------------------------------------------
          2,700,000  Fulton Cnty., Hsg. Auth. Multi-Fam. Hsg. VRDN
                       (Holcombs Landing Apts), 3.8s, 8/1/26
                       (First Union National Bank (LOC))                                        A-1              2,700,000
          4,000,000  Marietta, Hsg. Auth. Multi-Fam. VRDN
                       (Wood Pointe Apts.), 3.8s, 10/1/07
                       (First Union National Bank (LOC))                                        A-1              4,000,000
                                                                                                            --------------
                                                                                                                 6,700,000

Illinois (10.3%)
--------------------------------------------------------------------------------------------------------------------------
          4,000,000  Chicago, O'Hare Intl. Arpt. VRDN
                       (American Airlines), 4s, 12/1/17
                       (Royal Bank of Canada (LOC))                                             P-1              4,000,000
            500,000  Du Page and Will Cntys., Cmnty. School Dist.
                       G.O. Bonds, FGIC, 4.8s, 12/30/99                                         Aaa                501,943
            500,000  Hoffman Estates, Tax Allocation Rev. Bonds,
                       AMBAC, 5s, 11/15/99                                                      Aaa                501,134
          3,290,000  IL Dev. Fin. Auth. Indl. Dev. VRDN
                       (Cook Composites & Polymers), 4.2s, 2/1/09
                       (Societe Generale (LOC))                                                 A-1+             3,290,000
                                                                                                            --------------
                                                                                                                 8,293,077

Kentucky (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Carrollton and Henderson, Pub. Energy Auth.
                       Rev. Bonds, Ser. A, FSA, 4 1/2s, 1/1/00                                  Aaa              3,009,659

Maryland (1.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Prince Georges Cnty., Solid Waste Mgt. Syst.
                       Rev. Bonds, 7s, 6/30/08 (PRE)                                            AAA              1,043,760

Massachusetts (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  MA State Wtr. Resources Auth. Rev. Bonds,
                       Ser. A., 7 1/2s, 4/1/09 (FWC/WIS)(SEG)                                   AAA              2,081,650

Michigan (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          2,000,000  MI Muni. Bond Auth. Rev. Notes, Ser. B-2, 4 1/4s,
                       8/25/00 (Morgan Guaranty Trust (LOC))                                    SP-1+            2,011,822
          1,005,000  MI Pub. Pwr. Agcy. Rev. Bonds (Campbell), Ser. A,
                       AMBAC, 5s, 1/1/00                                                        Aaa              1,009,449
                                                                                                            --------------
                                                                                                                 3,021,271

Minnesota (5.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Golden Valley, Indl. Dev. VRDN (Graco Inc.),
                       3.95s, 12/1/02 (U.S. Bank N.A. (LOC))                                    VMIG1            3,000,000
          1,100,000  Minneapolis & St. Paul, Hsg. & Redev. Auth.
                       Hlthcare Syst. Rev. Bonds (Healthspan),
                       Ser. A, AMBAC, 4 1/4s, 11/15/99                                          Aaa              1,101,323
            450,000  St. Louis Park, Hosp. Rev. Bonds (Methodist Hosp.),
                       Ser. C, AMBAC, 7 1/4s, 7/1/18 (PRE)                                      AAA                470,810
                                                                                                            --------------
                                                                                                                 4,572,133

Mississippi (3.7%)
--------------------------------------------------------------------------------------------------------------------------
          3,000,000  Lee Cnty., Indl. FRB (Hunter Douglas, Inc.),
                       3.85s, 10/1/00 (ABN AMRO Bank N.V. (LOC))                                Aa2              3,000,000

Missouri (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            400,000  MS State Dev. Fin. Board Infrastructure Facs.
                       Rev. Bonds (Science City Union Station), Ser. A,
                       4.1s, 12/1/99 (Canadian Imperial Bank (LOC))                             Aa3                400,586

Nebraska (4.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,500,000  American Pub. Energy Agcy. Rev. Bonds (NE Public
                       Gas Agency), Ser. A, AMBAC, 4s, 6/1/00                                   Aaa              3,513,175

New Jersey (6.2%)
--------------------------------------------------------------------------------------------------------------------------
                     NJ Econ. Dev. Auth. VRDN
          2,500,000    (Eastman), 3.87s, 3/28/10
                       (Credit Suisse First Boston (LOC))                                       A-1+             2,500,000
          2,500,000    (Webro), 3.87s, 1/15/10
                       (Credit Suisse First Boston (LOC))                                       A-1+             2,500,000
                                                                                                            --------------
                                                                                                                 5,000,000

North Dakota (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            520,000  Fargo, Wtr. Rev. Bonds, MBIA, 4 3/4s, 1/1/00                               Aaa                521,795
          4,100,000  Grand Forks, Hsg. Facs. Rev. Bonds VRDN
                       (Grand Forks Homes, Inc.), 3.85s, 12/1/99
                       (US Bank N.A. (LOC))                                                     A-1              4,100,000
                                                                                                            --------------
                                                                                                                 4,621,795

Pennsylvania (4.8%)
--------------------------------------------------------------------------------------------------------------------------
          3,900,000  Montgomery Cnty., Higher Ed. & Hlth. Auth. VRDN
                       (Philadelphia Presbytery), 3.85s, 7/1/25
                       (PNC Bank (LOC))                                                         VMIG1            3,900,000

South Dakota (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          2,700,000  Rapid City Econ. Dev. VRDN
                       (Civic Ctr. Assoc. Partnership), 4.12s, 12/1/16
                       (Bayerische Vereinsbank (LOC))                                           P-1              2,700,000

Tennessee (0.6%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Johnson City, G. O. Bonds, MBIA, 4.3s, 12/1/99                             Aaa                500,928

Texas (8.6%)
--------------------------------------------------------------------------------------------------------------------------
          3,800,000  Hays, Memorial Hlth. Facs. Dev. Corp. VRDN
                       (Central TX Med. Ctr.), Ser. B, 3.85s, 11/15/14
                       (Bank of America (LOC))                                                  A-1+             3,800,000
            745,000  Northside, Indpt. School Distr. G.O. Bonds,
                       Ser. A, PSFG, 6 3/8s, 8/15/00                                            Aaa                761,654
          1,125,000  Plano, G.O. Bonds, 6 1/4s, 7/15/00                                         AAA              1,142,994
            600,000  Trinity River, Regional Wastewater Syst. Auth.
                       Rev. Bonds, Ser. B, FSA, 4 1/2s, 8/1/00                                  Aaa                603,156
            650,000  TX State G.O. Bonds, Ser. A, 5 3/8s, 10/1/00                               Aa1                659,915
                                                                                                            --------------
                                                                                                                 6,967,719

Washington (2.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Washington State Healthcare Facs. Auth. Rev. Bonds
                       (Kadlec Med. Ctr.), AMBAC, 4.4s, 12/1/99                                 Aaa              1,001,653
          1,000,000  Washington State Pub. Pwr. Supply Syst. Rev. Bonds
                       (Nuclear No. 2), Ser. A, 7 3/8s, 7/1/12                                  AAA              1,048,356
                                                                                                            --------------
                                                                                                                 2,050,009

Wisconsin (1.9%)
--------------------------------------------------------------------------------------------------------------------------
            500,000  Janesville, G.O. Bonds, Ser. A, AMBAC, 4.9s, 2/1/00                        Aaa                501,781
          1,000,000  Milwaukee Cnty. G. O. Bonds, Ser. A,
                       MBIA, 5 1/4s, 10/1/99                                                    Aaa              1,000,049
                                                                                                            --------------
                                                                                                                 1,501,830
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $79,229,267) (b)                                               $   79,229,267
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $80,707,990.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      September 30, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment

  (b) The aggregate identified cost on a tax basis is the same.

(PRE) These securities are prerefunded with callable dates within a year.
      The rates shown on FRB's and VRDN's are the current interest rates at September 30, 1999, which are subject to change based on the terms of the security.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                               $79,229,267
-----------------------------------------------------------------------------------------------
Cash                                                                                    132,637
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                          627,760
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  603,394
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                          510,000
-----------------------------------------------------------------------------------------------
Total assets                                                                         81,103,058

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    10,133
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              271,230
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             89,737
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                2,839
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             5,355
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                890
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   14,884
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       395,068
-----------------------------------------------------------------------------------------------
Net assets                                                                          $80,707,990

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $80,707,990
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($80,707,990 divided by 80,707,990 shares)                                                $1.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999
Tax exempt interest income:                                                          $2,529,821
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        356,318
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          121,378
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         4,648
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,557
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  15,205
-----------------------------------------------------------------------------------------------
Registration fees                                                                        33,783
-----------------------------------------------------------------------------------------------
Auditing                                                                                 25,866
-----------------------------------------------------------------------------------------------
Legal                                                                                     6,151
-----------------------------------------------------------------------------------------------
Postage                                                                                   6,537
-----------------------------------------------------------------------------------------------
Other                                                                                       790
-----------------------------------------------------------------------------------------------
Total expenses                                                                          574,233
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (76,655)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            497,578
-----------------------------------------------------------------------------------------------
Net investment income                                                                 2,032,243
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $2,032,243
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Decrease in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                               $ 2,032,243     $ 2,573,048
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  2,032,243       2,573,048
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (2,032,243)     (2,573,048)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                    (1,340,657)    (23,393,489)
---------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                         (1,340,657)    (23,393,489)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    82,048,647     105,442,136
---------------------------------------------------------------------------------------------------------------
End of year                                                                         $80,707,990     $82,048,647
---------------------------------------------------------------------------------------------------------------




Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                                         Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                 $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                               .0254            .0299            .0304            .0298            .0312
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                               .0254            .0299            .0304            .0298            .0312
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                (.0254)          (.0299)          (.0304)          (.0298)          (.0312)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       $1.00            $1.00            $1.00            $1.00            $1.00
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               2.57             3.03             3.09             3.02             3.16
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $80,708          $82,049         $105,442         $100,814          $73,066
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .73              .75              .80              .90              .81
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.57             3.12             3.02             2.86             3.10
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)



Notes to financial statements
September 30, 1999

Note 1
Significant accounting policies

Putnam Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuations The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders. Distributions of realized gains, if any, are paid at least annually.

E) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.190% of the next $5 billion, 0.180% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $76,655 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense-offset arrangements in an income-producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $305 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, the Trustees have authorized no payments to be made under the plan.

For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the year ended September 30, 1999, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $265,974,832 and $266,070,800, respectively.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                      Year ended September 30
-----------------------------------------------------------------------------
                                                      1999               1998
-----------------------------------------------------------------------------
Shares sold                                    116,573,885        128,984,954
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,903,471          2,311,184
-----------------------------------------------------------------------------
                                               118,477,356        131,296,138

Shares
repurchased                                   (119,818,013)      (154,689,627)
-----------------------------------------------------------------------------
Net decrease                                    (1,340,657)       (23,393,489)
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

* DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+ Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

 ** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    Check your account balances and current performance at www.putnaminv.com.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Jerome J. Jacobs
Vice President

Brian S. Torpey
Vice President and Fund Manager

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN057 56144 062 11/99